Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation
Share-Based Compensation

(11) Share-Based Compensation

In April 2020, the Board approved the TransCode Therapeutics, Inc. 2020 Stock Option and Incentive Plan (the “2020 Plan”) providing for the issuance of options or other awards to purchase up to 3,032,787 shares of the Company’s common stock. The Board determined not to make any further awards under the 2020 Plan following the closing of the IPO. In March 2021, the Company’s 2021 Stock Option and Incentive Plan (the “2021 Plan”) was approved by the Company’s Board and stockholders and became effective upon the effectiveness of the IPO. The 2021 Plan initially provided for the issuance of options or other awards to purchase up to 125,000 shares of the Company’s common stock. The number of options or other awards available under the 2021 Plan increased 32,261 shares in January 2022 and 32,443 in January 2023.

Both Plans provide for grants of equity in the form of stock awards, stock options and other instruments to employees, members of the Board, officers and consultants of and advisors to the Company. The Plans are administered by the Board or, at the discretion of the Board, by a committee of the Board. The amount and terms of grants are determined by the Board. The terms of options granted under the Plans generally are for ten (10) years after date of grant and are exercisable in cash or as otherwise determined by the Board. The vesting period for equity-based awards is determined at the discretion of the Board and is generally two to four years. If stock options granted under the 2021 Plan terminate, expire, or are surrendered or cancelled, the shares subject to such grants will again be available under the 2021 Plan.

The exercise price for incentive stock options is determined at the discretion of the Board but for grants to any person possessing less than 10% of the total combined voting power of all classes of stock may not have an exercise price less than 100% of the fair market value of the Common Stock on the grant date (110% for grants to any person possessing more than 10% of the total combined voting power of all classes of stock). The option term for incentive stock option awards may not be greater than ten years from the date of the grant (five years for grants to any person possessing more than 10% of the total combined voting power of all classes of stock).

In 2020, the Board awarded options to purchase 87,813 shares of common stock under the 2020 Plan. In 2021, the Board awarded options to purchase 1,819 shares of common stock under the 2020 Plan. Of the options issued under the 2020 Plan, options for 3,948 shares terminated in December 2021 and options for 3,633 shares were exercised in January 2022. In 2022 and 2023, the Board awarded options to purchase common stock under the 2021 Plan as follows:

	Number of	Exercise Price
Date	Options	Per Share
February 2022	12,950	$49.00
March 2022	9,700	$42.40
June 2022	1,425	$24.80
October 2022	12,125	$21.40
December 2022	32,600	$10.20
May 10, 2023	1,425	$5.97
May 19, 2023	115,000	$5.67

(11) Share-Based Compensation (continued)

Of options awarded under the 2021 Plan, 179,950 were outstanding at September 30, 2023.

At September 30, 2023, there were 80,227 options outstanding under the 2020 Plan that were vested and exercisable and 15,970 options outstanding under the 2021 Plan that were vested and exercisable. Information about options to purchase common stock of the Company under both Plans is as follows:

		Weighted
		average	Weighted
		exercise	average
	Number of	price	contractual
	shares	per share	term (years)
Outstanding at December 31, 2021	85,685	$6.60	5.2
Granted	68,800	24.40	6.4
Exercised	(3,633)	1.60	—
Forfeited	—	—	—
Outstanding at December 31, 2022	150,852	14.80	5.3
Granted	116,425	5.67	0.9
Exercised	—	—	—
Forfeited	(5,275)	0.63	—
Outstanding at September 30, 2023	262,002	$10.81	4.6

The intrinsic value of the outstanding options as of September 30, 2023, was $0.

Option Valuation

The assumptions that the Company used to determine the grant-date fair value of options granted in the nine months ended September 30, 2023 and 2022, were as follows:

	Nine months ended September 30,
	2023	2022
Risk-free interest rate	4.01% - 4.72%	1.38% - 2.79%
Expected term (in years)	6.0	3.5 - 6.0
Expected volatility	100.6% - 100.8%	93.2%
Expected dividend yield	—	—
Fair value per share of underlying stock	$0.283 - $0.299	$1.24 - $2.45

The weighted average grant date fair value per share of the options granted in the nine months ended September 30, 2023 and 2022, was $4.59 and $34.16, respectively.

The Company recorded share-based compensation expense of $392,331 and $726,575 during the three months and nine months ended September 30, 2023, respectively, and $105,602 and $264,774 during the three months and nine months ended September 30, 2022, respectively, all of which related to stock options. The remaining share-based compensation expense to be recognized in the future is $926,065 over approximately 1.3 years.

(11) Share-Based Compensation

From inception through October 2018, the Company sold shares of restricted stock to co-founders, directors, managers, and advisors generally at prices believed to be fair market value at the time of the sale. Shares of restricted stock were reserved at the time of issue. To the extent that the sale price was less than the estimated fair market value at the grant date, a charge was recorded for the periods in which such shares vested. The vesting period for restricted stock was generally two to three years. All shares of restricted stock had vested by December 31, 2021.

(11) Share-Based Compensation (continued)

In April 2020, the Board approved the TransCode Therapeutics, Inc. 2020 Stock Option and Incentive Plan (the “2020 Plan”) providing for the issuance of options or other awards to purchase up to 3,032,787 shares of the Company’s common stock. The Board determined not to make any further awards under the 2020 Plan following the closing of the IPO. In March 2021, the Company’s 2021 Stock Option and Incentive Plan (the “2021 Plan”) was approved by the Company’s Board and stockholders and became effective upon the effectiveness of the IPO. The 2021 Plan initially provided for the issuance of options or other awards to purchase up to 2,500,000 shares of the Company’s common stock with annual increases beginning in January 2022. The number of additional options or other awards available under annual increases through January 2023 is 1,278,997 shares.

Both Plans provide for grants of equity in the form of stock awards, stock options and other instruments to employees, members of the Board, officers and consultants of and advisors to the Company. The Plans are administered by the Board or, at the discretion of the Board, by a committee of the Board. The amount and terms of grants are determined by the Board. The terms of options granted under the Plans generally are for ten (10) years after date of grant and are exercisable in cash or as otherwise determined by the Board. The vesting period for equity-based awards is determined at the discretion of the Board and is generally two to four years. If stock options granted under the 2021 Plan terminate, expire, or are surrendered or cancelled, the shares subject to such grants will again be available under the 2021 Plan.

The exercise price for incentive stock options is determined at the discretion of the Board but for grants to any person possessing less than 10% of the total combined voting power of all classes of stock may not have an exercise price less than 100% of the fair market value of the Common Stock on the grant date (110% for grants to any person possessing more than 10% of the total combined voting power of all classes of stock). The option term for incentive stock option awards may not be greater than ten years from the date of the grant (five years for grants to any person possessing more than 10% of the total combined voting power of all classes of stock).

In 2020, the Board awarded options to purchase 1,756,279 shares of common stock under the 2020 Plan. In 2021, the Board awarded options to purchase 36,393 shares of common stock under the 2020 Plan. Of the options issued under the 2020 Plan, options for 72,660 shares were exercised in January 2022 and options for 78,979 shares terminated in December 2021. In 2022, under the 2021 Plan, the Board awarded options to purchase 259,000 shares of common stock in February at an exercise price of $2.45 per share, 194,000 shares of common stock in March at an exercise price of $2.12 per share, 28,500 shares in June at an exercise price of $1.24 per share, 242,500 shares in October at an exercise price of $1.07 per share, and 652,000 shares in December at an exercise price of $0.51 per share , all of which were outstanding at December 31, 2022.

At December 31, 2022, there were 1,489,065 options outstanding that were vested and exercisable. All options vested at that date, had been awarded under the 2020 Plan; no options awarded under the 2021 Plan had vested at that date. Information about options to purchase common stock of the Company under both Plans is as follows:

		Weighted
		average	Weighted
		exercise	average
	Number of	price	contractual
	shares	per share	term (years)
Outstanding at December 31, 2020	1,756,279	$0.25	5.9
Granted	36,393	3.91	5.5
Exercised	—	—	—
Forfeited	(78,979)	—	—
Outstanding at December 31, 2021	1,713,693	0.33	5.2
Granted	1,376,000	1.22	6.4
Exercised	(72,660)	0.08	—
Forfeited	—	—	—
Outstanding at December 30, 2022	3,017,033	$0.74	5.3

(11) Share-Based Compensation (continued)

The intrinsic value of the outstanding options as of December 31, 2022, was $0.

Option Valuation

The assumptions that the Company used to determine the grant-date fair value of options granted in the years ended December 31, 2022 and 2021, were as follows:

	Years ended December 31,
	2022	2021
Risk-free interest rate	1.38% - 4.12%	0.59%
Expected term (in years)	3.5 - 10.0	6.0
Expected volatility	93.2%	97.2%
Expected dividend yield	—	—
Fair value per share of underlying stock	$0.51 - $2.45	$3.91

The weighted average grant date fair value per share of the options granted was $1.81 for those granted in February 2022, $1.61 for those granted in March 2022, $0.95 for those granted in June 2022, $0.94 for those granted in October 2022, and $0.44 for those granted in December 2022.

The Company recorded share-based compensation expense of $395,329 and $185,996 during the years ended December 31, 2022 and 2021, respectively. Share-based compensation is charged to research and development or to general and administrative expense in accordance with the account to which the recipient’s salary or consulting fees, as the case may be, is charged. Share-based compensation in the year ended December 31, 2022, was entirely related to stock options. In the year ended December 31, 2021, share-based compensation expense included $1,397 related to restricted stock. The remaining share-based compensation expense to be recognized in the future is $2,622,303 over approximately 2.3 years.